Financial instruments and fair values (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial instruments

	As of June 30, 2026		As of December 31, 2025
(SEK in thousand)	Fair value through Consolidated Statements of Loss and Other Comprehensive Loss	Amortized cost	Fair value through Consolidated Statements of Loss and Other Comprehensive Loss	Amortized cost
Financial assets
Deposits	-	3,276	-	2,573
Trade receivables	-	27,680	-	21,015
Accrued income	-	61,289	-	29,516
Other receivables	-	28,862	-	38,499
Cash	-	747,601	-	278,825

Financial liabilities
Loans and borrowings (current and non-current)	-	49,302	-	16,240
Convertible debentures	-	-	-	207,716
Lease liabilities	-	732,794	-	642,553
Trade and other payables	-	421,318	-	277,089
Liabilities associated with cash advances	-	389,423	-	354,842
Warrant derivative liabilities	2,306,914	-	128,381	-
Embedded derivatives in convertible	-	-	4,603	-
Other liabilities	-	38,530	-	30,086
Accrued expenses	-	160,747	-	146,786

Schedule of fair value of financial assets and liabilities

Financial liabilities		As of June 30,	As of December 31,
(SEK in thousand)	Level	2026	2025
Non-current derivative, warrants to investor	3	4,432	128,381
Non-current derivative, warrants related to the PIPE transactions	3	605,379	-
Non-current derivative, warrants to customer	3	669,465	-
		1,279,275	128,381
Current Embedded derivatives	3	-	4,603
Current derivative, warrants to investor	3	-	-
Current derivative, warrants related to the PIPE transactions	3	225,053	-
Current derivative, warrants to the SPAC transactions	3	215,310	-
Current derivative, warrants to customer	3	587,275	-
		1,027,638	4,603
		2,306,914	132,984

Schedule of warrant liability investor

	June 30, 2026	December 31, 2025
Exercise price in USD	21.58	21.58
ADS price in USD *)	8.65	14.55
Expected volatility	37.0%	37.0%
Risk-free rate	4.14%	3.50%
Remaining term (years)	2.25	2.75

*	) The ADS price for the period ending December 31, 2025, is not an ADS price but the implied share price used in the Black-Sholes valuation.

Schedule of warrant liabilities for PIPE financing
	June 9, 2026	June 30, 2026
Exercise price in USD	10.90	10.90
ADS price in USD	9.55	8.65
Expected volatility	37.0%	37.0%
Risk-free rate	4.17%	4.19%
Remaining term (years)	5.00	4.94

Schedule of PIPE warrants, right to additional warrants and reset of warrants

(SEK in thousand)	PIPE warrants	Rights to additional Warrants	Right to reset Warrants	Total
Recognized on issue (June 9, 2026)	671,040	201,199	45,138	917,377
Net (gains)/losses recognized in profit or loss	(87,502)	(61,313)	32,012	(116,803)
Foreign currency translation adjustment	21,840	6,548	1,469	29,857
As of June 30, 2026 (Level 3)	605,379	146,434	78,619	830,431

Schedule of warrant liabilities in SPAC financing

	June 9, 2026	June 30, 2026
Exercise price in USD	11.50	11.50
ADS price in USD *)	9.76	8.65
Expected volatility	37.0%	37.0%
Risk-free rate	3.62%	4.15%
Remaining term (years)	5.00	4.94
Redemption (call) threshold in USD	18.00	18.00
Fair value per warrant in USD	2.78	2.14

*	) The ADS price for June 9, 2026, is not an ADS price but the implied share price used in the Monte Carlo valuation model.

Schedule of warrant outstanding

The movement in these Level 3 liabilities, all of which were outstanding at June 30, 2026, was:

(SEK in thousand)	SPAC warrants
Warrant liabilities assumed on Closing (June 9, 2026)	270,886
Net gains recognized in profit or loss	(64,392)
Foreign currency translation adjustment	8,816
As of June 30, 2026 (Level 3)	215,310

Schedule of warrant liability for customer

	March 18, 2026	June 30, 2026
Exercise price in USD	7.41	6.32
ADS price in USD	9.76	8.65
Underlying equity value in USD million	1,620	1,242
Expected volatility	37.0%	37.0%
Risk-free rate	4.05%	4.43%
Remaining term (years)	10.00	9.71